UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-10561
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                          DB Hedge Strategies Fund LLC
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               (Exact name of registrant as specified in charter)

                               25 Deforest Avenue
                                Summit, NJ 07901
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               (Address of principal executive offices) (Zip code)

                     John H. Kim, Director & Senior Counsel
                            Deutsche Asset Management
                               25 Deforest Avenue
                                Summit, NJ 07901
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (908) 608-3160
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                        Date of fiscal year end: March 31
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                     Date of reporting period: June 30, 2005
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                          DB Hedge Strategies Fund LLC
                             Schedule of Investments
                                   (unaudited)
                                  June 30, 2005

                                                                                                                  % OF MEMBERS'
STRATEGY                          INVESTMENT FUND                               COST             FAIR VALUE          CAPITAL
--------                          ---------------                               ----             ----------          -------
Event Driven                      Avenue Asia Investments, L.P.              $     2,000,000    $     2,837,382         4.9%
                                  Brencourt Arbitrage L.P.                         2,813,764          3,021,290         5.2%
                                  Special K Capital II, L.P.                       1,916,906          2,060,847         3.6%
                                  Strategic Value Restructuring Fund, L.P.         2,000,000          2,239,659         3.9%
                                                                             -------------------------------------------------
Total Event Driven                                                                 8,730,670         10,159,178        17.6%

Global Macro                      The Capital Fund (DOMESTIC), L.L.C.              3,500,000          3,424,345         5.9%
                                  Vega Select Opportunities Fund Limited           1,750,000          2,144,127         3.7%
                                                                             -------------------------------------------------
Total Global Macro                                                                5,250,000           5,568,472         9.6%

Long/Short Equity                 Ascend Partners Leveraged Fund, L.P.             3,500,000          3,731,502         6.4%
                                  Elm Ridge Capital Partners, L.P.                 2,500,000          3,010,370         5.2%
                                  Endeavour Capital Partners L.P.                  1,750,000          2,045,805         3.5%
                                  Frontpoint Value Discovery Fund L.P.             3,000.000          3,088,138         5.3%
                                  Galante Partners, L.P.                           2,199,190          1,782,314         3.1%
                                  Neon Liberty Emerging Markets
                                  Fund, L.P.                                       2,147,932          2,242,991         3.9%
                                  Rx Healthcare Partners II L.P.                   1,500.000          1,527,584         2.6%
                                  Seligman Tech Spectrum Fund, L.L.C.              1,913,122          2,286,307         4.0%
                                  Stadia Consumer Fund (QP), L.P.                  3,000,000          3,273,728         5.7%
                                  Torrey Pines Fund L.L.C.                         4,000.000          3,987,033         6.9%
                                                                             -------------------------------------------------
Total Long/Short Equity                                                           25,510,244         26,975,772        46.6%

Relative Value                    Amaranth Partners L.L.C.                         4,750,000          5,526,386         9.6%
                                  Clinton Multistrategy Fund LLC                   4,000,000          3,991,902         6.9%
                                  Safe Harbor Fund, L.P.                           1,000,000            426,252         0.7%
                                                                             -------------------------------------------------
Total Relative Value                                                               9,750,000          9,944,540        17.2%
                                                                             -------------------------------------------------
                                  Grand Total                                $    49,240,914         52,647,962         91.0%
                                                                             ===============

                                  Other Assets, less Liabilities
                                                                                                     5,178,552          9.0%
                                                                                            ----------------------------------

                                  Members' Capital                                          $       57,826,514        100.0%
                                                                                            ==================================


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DB Hedge Strategies Fund LLC
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By (Signature and Title)* /s/  Julian Sluyters
                         -------------------------------------------------------
                               Julian Sluyters, Chief Executive Officer
                               (principal executive officer)

Date     August 25, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  Julian Sluyters
                         -------------------------------------------------------
                               Julian Sluyters, Chief Executive Officer
                               (principal executive officer)

Date     August 25, 2005
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By (Signature and Title)* /s/  Marie Glassman
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                               Marie Glassman, Treasurer
                               (principal financial officer)

Date     August 24, 2005
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* Print the name and title of each signing officer under his or her signature.